Investment Risks	Apr. 27, 2026
WesMark Small Company Fund
Prospectus [Line Items]
Risk [Text Block]

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund’s portfolio. Consequently, the Fund’s share price may decline.
Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.
Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.
Liquidity Risks:	A Fund may not be able to sell a security when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.
Risks of Foreign Investing:	Political, social, currency-rate fluctuations, and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline.
Risks of Emerging Markets:	Investments in emerging markets are subject to all the risks associated with foreign investing; however, these risks may be magnified in emerging markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Generally, countries are considered emerging markets if they are included in any one of the MSCI emerging markets indices.
Risks of Investing in Exchange-Traded Funds:	Investments in shares of ETFs or other investment companies are subject to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of such underlying ETFs, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. Investing in ETFs may result in higher fees and expenses for the Fund, because the Fund and its shareholders bear a pro rata share of the ETF’s fees and expenses. To the extent the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the underlying ETF.
Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Market Risk:	The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and the imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 34 of this prospectus.

WesMark Small Company Fund | Stock Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Stock Market Risks:	The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund’s portfolio. Consequently, the Fund’s share price may decline.

WesMark Small Company Fund | Risks Related to Investing for Growth [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

WesMark Small Company Fund | Risks Related to Company Size [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

WesMark Small Company Fund | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks:	A Fund may not be able to sell a security when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.

WesMark Small Company Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

WesMark Small Company Fund | Risks of Foreign Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Foreign Investing:	Political, social, currency-rate fluctuations, and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline.

WesMark Small Company Fund | Risks of Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Emerging Markets:	Investments in emerging markets are subject to all the risks associated with foreign investing; however, these risks may be magnified in emerging markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Generally, countries are considered emerging markets if they are included in any one of the MSCI emerging markets indices.

WesMark Small Company Fund | Risks of Investing in Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Exchange-Traded Funds:	Investments in shares of ETFs or other investment companies are subject to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of such underlying ETFs, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. Investing in ETFs may result in higher fees and expenses for the Fund, because the Fund and its shareholders bear a pro rata share of the ETF’s fees and expenses. To the extent the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the underlying ETF.

WesMark Small Company Fund | Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

WesMark Small Company Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

WesMark Small Company Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk:	The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and the imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

WesMark Small Company Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

WesMark Large Company Fund
Prospectus [Line Items]
Risk [Text Block]

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund’s portfolio. Consequently, the Fund’s share price may decline.
Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.
Liquidity Risks:	A Fund may not be able to sell a security when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.
Risks of Foreign Investing:	Political, social, currency-rate fluctuations, and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline.
Risks of Emerging Markets:	Investments in emerging markets are subject to all the risks associated with foreign investing; however, these risks may be magnified in emerging markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Generally, countries are considered emerging markets if they are included in any one of the MSCI emerging markets indices.
Risks of Investing in Exchange-Traded Funds:	Investments in shares of ETFs or other investment companies are subject to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of such underlying ETFs, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. Investing in ETFs may result in higher fees and expenses for the Fund, because the Fund and its shareholders bear a pro rata share of the ETF’s fees and expenses. To the extent the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the underlying ETF.
Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.
Risks of Investing in Derivative Contracts and Hybrid Instruments:	The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly, through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Market Risk:	The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and the imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 34 of this prospectus.

WesMark Large Company Fund | Stock Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Stock Market Risks:	The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund’s portfolio. Consequently, the Fund’s share price may decline.

WesMark Large Company Fund | Risks Related to Investing for Growth [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

WesMark Large Company Fund | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks:	A Fund may not be able to sell a security when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.

WesMark Large Company Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

WesMark Large Company Fund | Risks of Foreign Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Foreign Investing:	Political, social, currency-rate fluctuations, and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline.

WesMark Large Company Fund | Risks of Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Emerging Markets:	Investments in emerging markets are subject to all the risks associated with foreign investing; however, these risks may be magnified in emerging markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Generally, countries are considered emerging markets if they are included in any one of the MSCI emerging markets indices.

WesMark Large Company Fund | Risks of Investing in Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Exchange-Traded Funds:	Investments in shares of ETFs or other investment companies are subject to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of such underlying ETFs, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. Investing in ETFs may result in higher fees and expenses for the Fund, because the Fund and its shareholders bear a pro rata share of the ETF’s fees and expenses. To the extent the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the underlying ETF.

WesMark Large Company Fund | Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

WesMark Large Company Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

WesMark Large Company Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk:	The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and the imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

WesMark Large Company Fund | Risks of Investing in Derivative Contracts and Hybrid Instruments [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Derivative Contracts and Hybrid Instruments:	The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly, through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

WesMark Large Company Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

WesMark Balanced Fund
Prospectus [Line Items]
Risk [Text Block]

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund’s portfolio. Consequently, the Fund’s share price may decline.
Risks Related to Investing For Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.
Risks Related to Investing For Value:	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.
Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.
Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Risk Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.
Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.
Prepayment Risks:	The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.
Currency Risks:	Exchange rates for currencies fluctuate daily.
Liquidity Risks:	A Fund may not be able to sell a security or close out of an investment when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.
Risks of Foreign Investing:	Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline.
Risks of Emerging Markets:	Investments in emerging markets are subject to all the risks associated with foreign investing; however, these risks may be magnified in emerging markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Generally, countries are considered emerging markets if they are included in any one of the MSCI emerging markets indices.
Risks of Investing in Exchange-Traded Funds:	Investments in shares of ETFs or other investment companies are subject to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of such underlying ETFs, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. Investing in ETFs may result in higher fees and expenses for the Fund, because the Fund and its shareholders bear a pro rata share of the ETF’s fees and expenses. To the extent the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the underlying ETF.
Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Risks of Investing in Derivative Contracts and Hybrid Instruments:	The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Market Risk:	The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and the imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.
Risks of Investing in Real Estate Investment Trusts (REITs):	Investments in REITs are subject to many of the same risks as direct investments in real estate. Generally, a REIT’s performance depends on the types and locations of the properties it owns and on how well the REIT manages its properties. The value of a REIT may also be affected by changes in interest rates. Rising interest rates could cause the value of an equity REIT to decline. Additionally, a REIT may fail to qualify for tax-exempt status under the IRC.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 34 of this prospectus.

WesMark Balanced Fund | Stock Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Stock Market Risks:	The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund’s portfolio. Consequently, the Fund’s share price may decline.

WesMark Balanced Fund | Risks Related to Investing for Growth [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing For Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

WesMark Balanced Fund | Risks Related to Company Size [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

WesMark Balanced Fund | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks:	A Fund may not be able to sell a security or close out of an investment when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.

WesMark Balanced Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

WesMark Balanced Fund | Risks of Foreign Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Foreign Investing:	Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline.

WesMark Balanced Fund | Risks of Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Emerging Markets:	Investments in emerging markets are subject to all the risks associated with foreign investing; however, these risks may be magnified in emerging markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Generally, countries are considered emerging markets if they are included in any one of the MSCI emerging markets indices.

WesMark Balanced Fund | Risks of Investing in Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Exchange-Traded Funds:	Investments in shares of ETFs or other investment companies are subject to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of such underlying ETFs, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. Investing in ETFs may result in higher fees and expenses for the Fund, because the Fund and its shareholders bear a pro rata share of the ETF’s fees and expenses. To the extent the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the underlying ETF.

WesMark Balanced Fund | Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

WesMark Balanced Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

WesMark Balanced Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk:	The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and the imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

WesMark Balanced Fund | Risks of Investing in Derivative Contracts and Hybrid Instruments [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Derivative Contracts and Hybrid Instruments:	The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

WesMark Balanced Fund | Risks Related to Investing For Value [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing For Value:	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

WesMark Balanced Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.

WesMark Balanced Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

WesMark Balanced Fund | Risk Related to Complex CMOs [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

WesMark Balanced Fund | Call Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.

WesMark Balanced Fund | Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment Risks:	The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

WesMark Balanced Fund | Currency Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risks:	Exchange rates for currencies fluctuate daily.

WesMark Balanced Fund | Risks of Investing in Real Estate Investment Trusts (REITs) [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Real Estate Investment Trusts (REITs):	Investments in REITs are subject to many of the same risks as direct investments in real estate. Generally, a REIT’s performance depends on the types and locations of the properties it owns and on how well the REIT manages its properties. The value of a REIT may also be affected by changes in interest rates. Rising interest rates could cause the value of an equity REIT to decline. Additionally, a REIT may fail to qualify for tax-exempt status under the IRC.

WesMark Balanced Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

WesMark Government Bond Fund
Prospectus [Line Items]
Risk [Text Block]

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
Risks Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment, and liquidity risks.
Call Risks:	An issue may redeem a fixed-income security before maturity at a price below its current market price.
Prepayment Risks:	The relative volatility of mortgage–backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.
Liquidity Risks:	A Fund may not be able to sell a security when it wants.
Government Sponsored Entities Risk:	Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association (“Ginnie Mae”), Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds. Investors generally regard agency securities as having low credit risks, but not as low as Treasury securities.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Fannie Mae and Tennessee Valley Authority in support of such obligations.

Since 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (“FHFA”).
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Market Risk:

The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 34 of this prospectus.

WesMark Government Bond Fund | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks:	A Fund may not be able to sell a security when it wants.

WesMark Government Bond Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

WesMark Government Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk:

The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

WesMark Government Bond Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.

WesMark Government Bond Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

WesMark Government Bond Fund | Call Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risks:	An issue may redeem a fixed-income security before maturity at a price below its current market price.

WesMark Government Bond Fund | Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment Risks:	The relative volatility of mortgage–backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

WesMark Government Bond Fund | Risks Related to Complex CMOs [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment, and liquidity risks.

WesMark Government Bond Fund | Government Sponsored Entities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Sponsored Entities Risk:	Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association (“Ginnie Mae”), Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds. Investors generally regard agency securities as having low credit risks, but not as low as Treasury securities.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Fannie Mae and Tennessee Valley Authority in support of such obligations.

Since 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (“FHFA”).

WesMark Government Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

WesMark West Virginia Municipal Bond Fund
Prospectus [Line Items]
Risk [Text Block]

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to changes to interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.
Liquidity Risks:	Trading opportunities are more limited for fixed-income securities that are not widely held.
Credit Enhancement Risks:	Downgrading the credit quality of a credit enhancement provider, such as a bank or bond insurer, may adversely affect the Fund.
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.
Tax Risks:	Changes in federal tax laws may cause the prices of tax-exempt securities to fall.
Non-Diversification Risks:	Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
West Virginia Risks:	The portfolio may include securities issued by issuers located in West Virginia. West Virginia’s economy is heavily dependent upon certain industries such as coal mining, natural gas, manufacturing, and tourism. Therefore, any downturn in these and other industries may adversely affect the economy of West Virginia and the issuers located in that state.
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Market Risk:	The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and the imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 34 of this prospectus.

WesMark West Virginia Municipal Bond Fund | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks:	Trading opportunities are more limited for fixed-income securities that are not widely held.

WesMark West Virginia Municipal Bond Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

WesMark West Virginia Municipal Bond Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

WesMark West Virginia Municipal Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk:	The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and the imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

WesMark West Virginia Municipal Bond Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.

WesMark West Virginia Municipal Bond Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to changes to interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

WesMark West Virginia Municipal Bond Fund | Call Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.

WesMark West Virginia Municipal Bond Fund | Credit Enhancement Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Enhancement Risks:	Downgrading the credit quality of a credit enhancement provider, such as a bank or bond insurer, may adversely affect the Fund.

WesMark West Virginia Municipal Bond Fund | Tax Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risks:	Changes in federal tax laws may cause the prices of tax-exempt securities to fall.

WesMark West Virginia Municipal Bond Fund | West Virginia Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
West Virginia Risks:	The portfolio may include securities issued by issuers located in West Virginia. West Virginia’s economy is heavily dependent upon certain industries such as coal mining, natural gas, manufacturing, and tourism. Therefore, any downturn in these and other industries may adversely affect the economy of West Virginia and the issuers located in that state.

WesMark West Virginia Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

WesMark West Virginia Municipal Bond Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risks:	Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

WesMark Tactical Opportunity Fund
Prospectus [Line Items]
Risk [Text Block]

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund’s portfolio. Consequently, the Fund’s share price may decline.
Risks Related to Investing For Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.
Risks Related to Investing For Value:	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.
Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.
Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
Risk Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.
Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.
Prepayment Risks:	The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.
Currency Risks:	Exchange rates for currencies fluctuate daily.
Liquidity Risks:	A Fund may not be able to sell a security or close out of an investment when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.
Risks of Foreign Investing:	Political, social, currency-rate fluctuations, and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline.
Risks of Emerging Markets:	Investments in emerging markets are subject to all the risks associated with foreign investing; however, these risks may be magnified in emerging markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Generally, countries are considered emerging markets if they are included in any one of the MSCI emerging markets indices.
Risks of Investing in Exchange-Traded Funds:	Investments in shares of ETFs or other investment companies are subject to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of such underlying ETFs, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. Investing in ETFs may result in higher fees and expenses for the Fund, because the Fund and its shareholders bear a pro rata share of the ETF’s fees and expenses. To the extent the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the underlying ETF.
Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Commodity Risk:	Because the Fund may invest in instruments (including ETFs or ETNs) whose performance is linked to the price of an underlying Commodity (including precious metals such as gold) or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions, and the fact that commodity prices may have greater volatility than investments in traditional securities.

The Fund’s investment in commodities could cause the Fund to fail to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code. It is the intent of the Fund to maintain its RIC status, and as such, the Fund will seek to manage its investment in commodities in an effort to continue to qualify as a RIC. However, there are no assurances it will be successful in doing so.
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Market Risk:	The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and the imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.
Risks of Investing in Real Estate Investment Trusts (REITs):	Investments in REITs are subject to many of the same risks as direct investments in real estate. Generally, a REIT’s performance depends on the types and locations of the properties it owns and on how well the REIT manages its properties. The value of a REIT may also be affected by changes in interest rates. Rising interest rates could cause the value of an equity REIT to decline. Additionally, a REIT may fail to qualify for tax-exempt status under the IRC.
Risks of Investing in Derivative Contracts and Hybrid Instruments:	The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly, through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.
High Portfolio Turnover Risk:	The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The Fund’s portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term gains by the Fund, which, when distributed to common shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 34 of this prospectus.

WesMark Tactical Opportunity Fund | Stock Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Stock Market Risks:	The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund’s portfolio. Consequently, the Fund’s share price may decline.

WesMark Tactical Opportunity Fund | Risks Related to Investing for Growth [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing For Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

WesMark Tactical Opportunity Fund | Risks Related to Company Size [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

WesMark Tactical Opportunity Fund | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks:	A Fund may not be able to sell a security or close out of an investment when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.

WesMark Tactical Opportunity Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.

WesMark Tactical Opportunity Fund | Risks of Foreign Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Foreign Investing:	Political, social, currency-rate fluctuations, and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline.

WesMark Tactical Opportunity Fund | Risks of Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Emerging Markets:	Investments in emerging markets are subject to all the risks associated with foreign investing; however, these risks may be magnified in emerging markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Generally, countries are considered emerging markets if they are included in any one of the MSCI emerging markets indices.

WesMark Tactical Opportunity Fund | Risks of Investing in Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Exchange-Traded Funds:	Investments in shares of ETFs or other investment companies are subject to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of such underlying ETFs, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. Investing in ETFs may result in higher fees and expenses for the Fund, because the Fund and its shareholders bear a pro rata share of the ETF’s fees and expenses. To the extent the Fund invests in the Underlying Funds, the Fund’s investment performance and risks are likely to be directly related to those of the underlying ETF.

WesMark Tactical Opportunity Fund | Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

WesMark Tactical Opportunity Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund’s managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

WesMark Tactical Opportunity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk:	The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, market volatility related to global trade policy and the imposition of tariffs, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

WesMark Tactical Opportunity Fund | Risks of Investing in Derivative Contracts and Hybrid Instruments [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Derivative Contracts and Hybrid Instruments:	The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly, through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

WesMark Tactical Opportunity Fund | Risks Related to Investing For Value [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing For Value:	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

WesMark Tactical Opportunity Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.

WesMark Tactical Opportunity Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

WesMark Tactical Opportunity Fund | Risk Related to Complex CMOs [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

WesMark Tactical Opportunity Fund | Call Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.

WesMark Tactical Opportunity Fund | Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment Risks:	The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

WesMark Tactical Opportunity Fund | Currency Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risks:	Exchange rates for currencies fluctuate daily.

WesMark Tactical Opportunity Fund | Risks of Investing in Real Estate Investment Trusts (REITs) [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Real Estate Investment Trusts (REITs):	Investments in REITs are subject to many of the same risks as direct investments in real estate. Generally, a REIT’s performance depends on the types and locations of the properties it owns and on how well the REIT manages its properties. The value of a REIT may also be affected by changes in interest rates. Rising interest rates could cause the value of an equity REIT to decline. Additionally, a REIT may fail to qualify for tax-exempt status under the IRC.

WesMark Tactical Opportunity Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity Risk:	Because the Fund may invest in instruments (including ETFs or ETNs) whose performance is linked to the price of an underlying Commodity (including precious metals such as gold) or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions, and the fact that commodity prices may have greater volatility than investments in traditional securities.

The Fund’s investment in commodities could cause the Fund to fail to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code. It is the intent of the Fund to maintain its RIC status, and as such, the Fund will seek to manage its investment in commodities in an effort to continue to qualify as a RIC. However, there are no assurances it will be successful in doing so.

WesMark Tactical Opportunity Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk:	The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The Fund’s portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term gains by the Fund, which, when distributed to common shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

WesMark Tactical Opportunity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.